UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07223 )

Exact name of registrant as specified in charter:	Putnam Classic Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Classic Equity Fund
The fund's portfolio
8/31/08 (Unaudited)

COMMON STOCKS (93.3%)(a)
	Shares	Value

Aerospace and Defense (4.1%)
Boeing Co. (The)	39,200	$2,569,952
Lockheed Martin Corp.	114,700	13,355,668
		15,925,620

Automotive (0.5%)
Harley-Davidson, Inc. (S)	53,800	2,140,164

Banking (8.8%)
Bank of America Corp.	238,800	7,436,232
Bank of New York Mellon Corp. (The)	211,800	7,330,398
BB&T Corp.	85,500	2,565,000
SunTrust Banks, Inc.	15,200	636,728
U.S. Bancorp	272,400	8,678,664
Wells Fargo & Co.	262,100	7,933,767
		34,580,789

Beverage (0.6%)
Coca-Cola Co. (The) (S)	42,800	2,228,596

Biotechnology (0.7%)
Amgen, Inc. (NON)	43,500	2,733,975

Chemicals (2.6%)
Celanese Corp. Ser. A	20,800	802,048
E.I. du Pont de Nemours & Co. (S)	212,900	9,461,276
		10,263,324

Communications Equipment (0.8%)
Nokia OYJ ADR (Finland)	129,400	3,256,998

Computers (1.9%)
EMC Corp. (NON)	280,100	4,279,928
Hewlett-Packard Co.	64,700	3,035,724
		7,315,652

Conglomerates (2.9%)
General Electric Co.	333,900	9,382,590
Textron, Inc.	45,300	1,861,830
		11,244,420

Consumer Finance (1.2%)
American Express Co.	114,800	4,555,264

Consumer Goods (5.1%)
Clorox Co.	52,700	3,114,570
Colgate-Palmolive Co.	33,200	2,524,196
Kimberly-Clark Corp.	73,200	4,514,976
Newell Rubbermaid, Inc. (S)	141,600	2,562,960
Procter & Gamble Co. (The)	101,100	7,053,747
		19,770,449

Electric Utilities (5.4%)
Dominion Resources, Inc. (S)	104,600	4,553,238
Edison International	64,300	2,952,656
Entergy Corp.	50,600	5,231,534
FirstEnergy Corp.	23,000	1,670,720
FPL Group, Inc. (S)	33,600	2,018,016
PG&E Corp. (S)	117,500	4,856,275
		21,282,439

Electronics (1.9%)
Intel Corp.	250,700	5,733,509
Xilinx, Inc. (S)	60,500	1,571,790
		7,305,299

Energy (Oil Field) (0.4%)
BJ Services Co.	63,700	1,710,345

Financial (3.3%)
Citigroup, Inc.	48,200	915,318
JPMorgan Chase & Co.	316,300	12,174,387
		13,089,705

Food (2.5%)
General Mills, Inc.	50,000	3,309,000
Kellogg Co. (S)	53,000	2,885,320
Kraft Foods, Inc. Class A	110,100	3,469,251

		9,663,571

Forest Products and Packaging (0.7%)
Weyerhaeuser Co. (S)	49,600	2,752,304

Health Care Services (0.5%)
Aetna, Inc.	46,800	2,018,952

Insurance (5.5%)
Allstate Corp. (The)	98,500	4,445,305
American International Group, Inc.	65,600	1,409,744
Berkshire Hathaway, Inc. Class B (NON)	1,196	4,666,792
Chubb Corp. (The)	85,400	4,100,054
MetLife, Inc.	38,800	2,102,960
Prudential Financial, Inc.	65,000	4,791,150
		21,516,005

Investment Banking/Brokerage (1.5%)
Goldman Sachs Group, Inc. (The)	19,200	3,148,224
Lehman Brothers Holdings, Inc.	27,300	439,257
Merrill Lynch & Co., Inc.	40,000	1,134,000
T. Rowe Price Group, Inc.	18,100	1,074,416
		5,795,897

Lodging/Tourism (0.3%)
Marriott International, Inc. Class A (S)	35,700	1,007,097

Machinery (0.6%)
Deere (John) & Co.	35,300	2,491,121

Media (0.7%)
Viacom, Inc. Class B (NON)	93,100	2,744,588

Medical Technology (3.2%)
Covidien, Ltd.	103,425	5,592,190
Hospira, Inc. (NON)	49,600	2,001,856
Medtronic, Inc.	89,600	4,892,160
		12,486,206

Metals (1.0%)
Alcoa, Inc.	115,800	3,720,654

Oil & Gas (13.8%)
Chevron Corp.	135,200	11,670,464
ConocoPhillips	136,300	11,246,113
Devon Energy Corp.	50,800	5,184,140
EOG Resources, Inc.	21,700	2,265,914
Exxon Mobil Corp.	187,500	15,001,875
Marathon Oil Corp.	102,000	4,597,140
Total SA ADR (France)	57,600	4,140,288
		54,105,934

Pharmaceuticals (7.0%)
Abbott Laboratories	85,700	4,921,751
Eli Lilly & Co.	13,900	648,435
Johnson & Johnson	100,800	7,099,344
Merck & Co., Inc.	123,800	4,415,946
Pfizer, Inc.	340,900	6,514,599
Wyeth	89,100	3,856,248
		27,456,323

Regional Bells (6.2%)
AT&T, Inc.	322,900	10,329,571
Verizon Communications, Inc.	398,500	13,995,320
		24,324,891

Retail (4.7%)
CVS Caremark Corp.	85,700	3,136,620
Home Depot, Inc. (The)	92,800	2,516,736
JC Penney Co., Inc. (Holding Co.) (S)	43,600	1,699,092
Kroger Co.	139,200	3,844,704
Staples, Inc.	58,000	1,403,600
TJX Cos., Inc. (The)	101,600	3,681,984
Walgreen Co.	60,300	2,196,729
		18,479,465

Semiconductor (0.7%)
Applied Materials, Inc. (S)	153,600	2,752,512

Software (1.2%)
Microsoft Corp.	148,300	4,047,107
Symantec Corp. (NON)	33,400	745,154
		4,792,261

Technology Services (0.7%)
Accenture, Ltd. Class A (Bermuda)	38,500	1,592,360

Yahoo!, Inc. (NON) (S)	67,700	1,312,026
		2,904,386

Tobacco (1.3%)
Philip Morris International, Inc.	92,100	4,945,770

Transportation Services (1.0%)
United Parcel Service, Inc. Class B	60,700	3,892,084

Total common stocks (cost $359,198,743)		$365,253,060

SHORT-TERM INVESTMENTS (12.3%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.75% to 3.03% and
due dates ranging from September 2, 2008 to
October 28, 2008 (d)	$19,571,349	$19,540,140
Putnam Prime Money Market Fund (e)	28,767,156	28,767,156

Total short-term investments (cost $48,307,296)		$48,307,296

TOTAL INVESTMENTS

Total investments (cost $407,506,039)(b)		$413,560,356

NOTES

(a) Percentages indicated are based on net assets of $391,438,883.

(b) The aggregate identified cost on a tax basis is $415,157,681, resulting in gross unrealized appreciation and depreciation of $20,865,580 and $22,462,905, respectively, or net unrealized depreciation of $1,597,325.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at August 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2008, the value of securities loaned amounted to $18,765,017. The fund received cash collateral of $19,540,140 which is pooled with collateral of other Putnam funds into 78 issues of short-term investments.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $338,956 for the period ended August 31, 2008. During the period ended August 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $132,819,399 and $109,908,085, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Market conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund's investments in the financial sector, as reflected in the fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$394,020,216	$-

Level 2	$19,540,140	$-

Level 3	$-	$-

Total	$413,560,356	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Classic Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008